Offerings - Offering: 1	Jan. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	26,035,603
Proposed Maximum Offering Price per Unit	11.25
Maximum Aggregate Offering Price	$ 292,900,533.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,844
Offering Note
(1)
Represents shares of common stock of CCC Intelligent Solutions Holdings Inc. to be offered and sold by the selling stockholders or their permitted transferees (collectively, the “Selling Stockholders”) consisting of 26,035,603 shares that were acquired in connection with the agreement and plan of merger and reorganization by and among the Company, EvolutionIQ Inc., a Delaware corporation, CCC Intelligent Solutions Inc., a Delaware corporation and an indirect, wholly owned subsidiary of CCC (“CCCIS”), Edison Merger Sub I Inc., a Delaware corporation and a direct, wholly owned subsidiary of CCCIS, Edison Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of CCCIS, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative, agent and attorney-in-fact for
the Selling Stockholders.

(2)
Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any stock splits, stock dividend or similar transaction.

(3)
This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share
and aggregate offering price are based upon the average of the high and low prices of the registrant’s shares of common stock on January 10, 2025, as reported on the Nasdaq Global Select Market.